New accounting pronouncements	12 Months Ended
Dec. 31, 2024
New accounting pronouncements
New accounting pronouncements
4 New accounting pronouncements
a) New standards, interpretations and amendments adopted by the Group
The impact of the adoption of the new standards and amendments to standards that became effective as of January 1, 2024 is as follows:

IFRS 16 amendment on Lease Liability in a Sale and Leaseback
On 22 September 2022, the IASB issued 'Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)' that requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease. These amendments are not applicable to the financial statements of Jumia.

IAS 1 ("Presentation of Financial Statements") amendment on the classification of debt with covenants
On 31 October 2022, the IASB issued 'Non-current Liabilities with Covenants (Amendments to IAS 1)' that i) modifies the requirements introduced by amendments to IAS 1: Classification of Liabilities as Current or Non-current in January 2020 on how an entity classifies debt and other financial liabilities as current or non-current in particular circumstances: Only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months.; and ii) defers the effective date of the 2020 amendments to 1 January 2024. The amendments are applied retrospectively in accordance with IAS 8 and earlier application is permitted. These amendments are not applicable to the financial statements of Jumia.
IAS 7 ("Statement of Cash Flows") and IFRS 7 amendment on supplier finance arrangements
On 25 May 2023, the IASB issued 'Supplier finance arrangements (Amendments to IAS 7 and IFRS 7)' that require an entity to provide additional disclosures about its supplier finance arrangements to enable: i) the assessment of how supplier finance arrangements affect an entity’s liabilities and cash flows; and ii) the understanding of the effect of supplier finance arrangements on an entity’s exposure to liquidity risk and how the entity might be affected if the arrangements were no longer available. These amendments are not applicable to the financial statements of Jumia.
b) Standards issued but not yet effective
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below.
IAS 21 ("The Effects of Changes in Foreign Exchange Rates") amendment on lack of exchangeability
On 15 August 2023, the IASB issued ‘The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability (Amendment to IAS 21)' that adds requirements for determining whether a currency can be exchanged for another currency (exchangeability) and defining how to determine the spot exchange rate to be used when it is not possible to exchange a currency for a long period of time. This change also requires the disclosure of information that allows understanding how the currency that cannot be exchanged for another currency affects, or is expected to affect, the financial performance, financial position and cash flows of the entity, in addition to the spot exchange rate used on the reporting date and how it was determined. The amendment is effective for annual reporting periods beginning on or after January 1, 2025.
The group does not expect a material impact upon adoption of this amendment.
Amendments IFRS 9 ("Financial Instruments") and IFRS 7 ("Financial Instruments: Disclosures") regarding the classification and measurement of financial instruments
On 30 May 2024, the IASB issued ‘Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)'. These amendments intend to: i) clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; ii) clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; iii) add new disclosure requirements for instruments with contractual conditions that can change cash flows, like those linked to ESG targets; and iv) update the disclosure requirements for equity instruments designated at fair value through other comprehensive income, separating the fair value reserve into the fair value gains or losses of the investments derecognised and those held at the end of the period. These amendments apply at the date they become effective without restating the comparatives. The amendments are effective for annual reporting periods beginning on or after January 1, 2026.
The group does not expect a material impact upon adoption of these amendments.
Amendments IFRS 9 ("Financial Instruments") and IFRS 7 ("Financial Instruments: Disclosures") regarding the contracts referencing nature-dependent electricity
On 18 December 2024, the IASB issued ‘Contracts referencing nature-dependent electricity (Amendments to IFRS 9 and IFRS 7)'. These amendments intend to improve the report of the financial effects of nature-dependent electricity contracts, subject to variability of quantity generated because it is dependent of uncontrollable natural conditions. These amendments intend to: i) clarify the application of the “own use” exemption requirements of IFRS 9; ii) allow the application of hedge accounting when nature dependent electricity purchase contracts are designated as hedging instrument; and iii) add new disclosure requirements to IFRS 7 to better understand the impact of these contracts on entity’s the financial performance and cash flows. This amendment shall be applied retrospectively without restating prior periods, except for hedging designation, which shall be applied prospectively. The amendments are effective for annual reporting periods beginning on or after January 1, 2026.
The group does not expect a material impact upon adoption of these amendments.
Annual Improvements – "Volume 11"
On 18 July 2024, the IASB issued ‘Annual Improvements to IFRS Accounting Standards — Volume 11'. The annual improvements intend to clarify application issues or correct inconsistencies in standards. This volume of improvements affects the following accounting standards: IFRS 1, IFRS 7, IFRS 9, IFRS 10 e IAS 7. The amendments are effective for annual reporting periods beginning on or after January 1, 2026.
The group does not expect a material impact upon adoption of these improvements.
IFRS 18 Presentation and Disclosures in Financial Statements
On 9 April 2024, the IASB issued ‘IFRS 18 - Presentation and Disclosures in Financial Statements'. This new standard will replace the current IAS 1. While retaining many of the existing principles of IAS 1, it is focused on the specification of a structure for the statement of profit or loss, composed of categories and required subtotals. Items in the statement of profit or loss will be classified into one of three categories: operating, investing, financing. Specified subtotals and totals will be required being the main change the mandatory inclusion of the subtotal “Operating profit or loss”. This standard also includes improvements to the disclosure of management performance measures including the reconciliation with the most similar specified subtotal in IFRS Accounting standards. This standard also enhances guidance on the principles of aggregation and disaggregation of information in the financial statements and respective notes, based on their shared characteristics. This standard applies retrospectively. The standard is effective for annual reporting periods beginning on or after January 1, 2027.
The group is analyzing the potential impacts of adoption of this standard in the presentation of financial statements (in particular comprehensive income statement), and disclosures of management performance measures.
IFRS 19 Subsidiaries without Public Accountability: Disclosures
On 9 May 2024, the IASB issued ‘IFRS 19 Subsidiaries without Public Accountability: Disclosures'. IFRS 19 is a voluntary standard which allows “Eligible” subsidiaries to use IFRS Accounting Standards with reduced disclosure requirements. IFRS 19 is a disclosure-only standard and works alongside other IFRS Accounting Standards for recognition, measurement, and presentation requirements. A subsidiary is “Eligible” if (i) it does not have public accountability; and (ii) has a parent that prepares consolidated financial statements available for public use that comply with IFRS Accounting Standards. IFRS 19 can be applied by “Eligible” subsidiaries when preparing their own consolidated, separate or individual financial statements. Complete comparative information needs to be prepared under IFRS 19 unless any exemption applies. The standard is effective for annual reporting periods beginning on or after January 1, 2027.
The group will not have a material impact upon adoption of this standard.